Non-controlling interest (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 34,072	$ 9,107	$ 59,189	$ 21,635
Income tax expense	6,342	142	11,370	1,835
Comprehensive income for the period	(13,777)	(1,941)	(14,273)	196
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	34,072	9,107	59,189	21,635
Depreciation	2,003	580	3,112	1,486
Accretion expense	215	237	426	425
Income tax expense	6,342	142	11,370	1,835
Comprehensive income for the period	$ 14,666	$ 1,289	$ 22,825	$ 3,857